Interest Rate Swaps	12 Months Ended
Dec. 31, 2013
Interest Rate Swaps [Abstract]
Interest Rate Swaps

9.Interest Rate Swaps

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates as described below.

As of December 31, 2012 and 2013, the Company's outstanding interest rate swaps had a combined notional amount of $81,745,406 and $68,976,781, respectively. Details of the interest rate swap agreements which were effective during 2013 are outlined below:

Interest rate swaps that did not qualify for hedge accounting:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2012	Notional amount As of December 31, 2013	Fixed rate	Floating rate
A	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$45,900,000	$35,700,000	2.465%	3-month LIBOR
TOTAL				$45,900,000	$35,700,000

(1) The notional amount reduces by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.

Interest rate swaps that qualified for hedge accounting:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2012	Notional amount As of December 31, 2013	Fixed rate	Floating rate
A	HSBC Bank Plc (1)	April 10, 2012	April 10, 2017	$5,520,000	$5,040,000	1.485%	3-month LIBOR
B	HSH Nordbank AG (2)	May 8, 2012	May 5, 2017	$11,062,500	$10,312,500	1.220%	3-month LIBOR
C	Nordea Bank Finland Plc (3)	May 4, 2012	March 31, 2017	$6,885,125	$6,401,958	1.140%	3-month LIBOR
D	Nordea Bank Finland Plc (4)	June 18, 2012	May 4, 2017	$6,846,531	$6,366,073	1.010%	3-month LIBOR
E	HSH Nordbank AG (5)	August 6, 2012	May 5, 2017	$5,531,250	$5,156,250	0.980%	3-month LIBOR
TOTAL				$35,845,406	$33,276,781

(1) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.

(2) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.

(3) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.

(4) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.

(5) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

The estimated net amount of cash flow hedge losses at December 31, 2013 that is expected to be reclassified into statement of comprehensive income / (loss) within the next twelve months is $294,505.